UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                 McKinley Funds
                                  P.O. Box 446
                               Portland, ME 04112
                    (Name and address of agent for service)

              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-866-686-2546

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.



                         THE ADVISORS' INNER CIRCLE FUND



                     MCKINLEY CAPITAL LARGE CAP GROWTH FUND
SEMI-ANNUAL REPORT                                                APRIL 30, 2004




                                                      INSTITUTIONAL CLASS SHARES
                                                            ADVISOR CLASS SHARES













                                                             INVESTMENT ADVISER:
                                               MCKINLEY CAPITAL MANAGEMENT, INC.

THE ADVISORS' INNER CIRCLE FUND           MCKINLEY CAPITAL LARGE CAP GROWTH FUND
                                          APRIL 30, 2004
                                          (UNAUDITED)


STATEMENT OF NET ASSETS

--------------------------------------------------------------------------------
COMMON STOCK -- 99.6%
--------------------------------------------------------------------------------
                                                         SHARES         VALUE
                                                       ----------    ----------
AUTOMOTIVE -- 3.2%
    Advance Auto Parts*                                       900    $   38,835
    Rockwell Automation                                     1,060        34,651
                                                                     ----------
                                                                         73,486
                                                                     ----------
BANKS -- 0.9%
    Citigroup                                                 440        21,160
                                                                     ----------
BEAUTY PRODUCTS -- 3.0%
    Estee Lauder, Cl A                                      1,505        68,794
                                                                     ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 7.4%
    DIRECTV Group*                                          2,793        49,995
    Getty Images*                                             935        51,051
    Polycom*                                                1,740        33,199
    XM Satellite Radio Holdings, Cl A*                      1,435        34,382
                                                                     ----------
                                                                        168,627
                                                                     ----------
COMPUTER COMMUNICATIONS  EQUIPMENT -- 2.7%
    Research In Motion*                                       715        62,034
                                                                     ----------
COMPUTERS - HARDWARE -- 1.8%
    Cisco Systems*                                          1,975        41,218
                                                                     ----------
COMPUTERS - SOFTWARE -- 1.8%
    Microsoft                                               1,545        40,124
                                                                     ----------
COMPUTERS & SERVICES -- 0.9%
    Cooper Industries, Cl A                                   395        21,690
                                                                     ----------
CONSUMER PRODUCTS -- 1.8%
    Marvel Enterprises*                                     2,220        42,158
                                                                     ----------
ELECTRONICS MANUFACTURING -- 2.5%
    General Electric                                        1,940        58,103
                                                                     ----------
FINANCIAL SERVICES -- 6.1%
    American International Group                              680        48,722
    Capital One Financial                                     980        64,219
    Commerce Bancorp                                          455        25,940
                                                                     ----------
                                                                        138,881
                                                                     ----------
FOOD, BEVERAGE & TOBACCO -- 3.5%
    Coca-Cola Enterprises                                     610        16,470
    PepsiCo                                                 1,170        63,753
                                                                     ----------
                                                                         80,223
                                                                     ----------
HOTELS & LODGING -- 2.0%
    Mandalay Resort Group                                     780        44,811
                                                                     ----------

--------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
--------------------------------------------------------------------------------
                                                         SHARES         VALUE
                                                       ----------    ----------
MACHINERY -- 10.0%
    Caterpillar                                               870    $   67,625
    Check Point Software Technologies*                      1,940        45,454
    Cummins                                                 1,145        68,482
    NetFlix*                                                1,830        46,281
                                                                     ----------
                                                                        227,842
                                                                     ----------
MEASURING DEVICES -- 2.2%
    Trimble Navigation*                                     1,965        49,223
                                                                     ----------
MEDICAL PRODUCTS & SERVICES -- 16.7%
    Beckman Coulter                                           940        52,490
    Boston Scientific*                                      1,290        53,135
    Guidant                                                 1,140        71,831
    Invitrogen*                                               715        51,645
    Omnicare                                                1,255        52,057
    Select Medical                                          1,975        37,426
    Zimmer Holdings*                                          770        61,485
                                                                     ----------
                                                                        380,069
                                                                     ----------
METAL / MINING -- 0.8%
    Cia Vale do Rio Doce ADR*                                 460        17,981
                                                                     ----------
PETROLEUM & FUEL PRODUCTS -- 1.3%
    XTO Energy                                              1,137        30,358
                                                                     ----------
PHARMACEUTICALS -- 5.9%
    Genentech*                                                580        71,224
    Pfizer                                                  1,755        62,759
                                                                     ----------
                                                                        133,983
                                                                     ----------
RETAIL -- 7.8%
    CVS                                                     1,615        62,387
    Foot Locker                                             1,625        39,000
    McDonald's                                              2,005        54,596
    Petsmart                                                  815        22,576
                                                                     ----------
                                                                        178,559
                                                                     ----------
SEMI-CONDUCTORS/INSTRUMENTS -- 8.9%
    Intel                                                   1,515        38,981
    National Semiconductor*                                 1,385        56,494
    Omnivision Technologies*                                1,170        26,094
    Silicon Storage Technology*                             3,345        44,321
    Texas Instruments                                       1,490        37,399
                                                                     ----------
                                                                        203,289
                                                                     ----------
TELEPHONES & TELECOMMUNICATIONS -- 6.1%
    Motorola                                                2,465        44,986
    Nextel Communications, Cl A*                            3,935        93,889
                                                                     ----------
                                                                        138,875
                                                                     ----------
WHOLESALE -- 2.3%
    Dean Foods*                                             1,545        51,881
                                                                     ----------

    Total Common Stock
        (Cost $2,109,411)                                             2,273,369
                                                                     ----------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 0.6%
--------------------------------------------------------------------------------
                                                         SHARES         VALUE
                                                       ----------    ----------
    Union Bank of California Money Market Fund
       (Cost $12,693)                                      12,693    $   12,693
                                                                     ----------

    Total Investments-- 100.2%
        (Cost $2,122,104)                                             2,286,062
                                                                     ----------
OTHER ASSETS AND LIABILITIES -- (0.2)%
    Receivable due from Investment Adviser                                6,564
    Administration Fees Payable                                         (10,861)
    Trustees' Fees Payable                                               (2,066)
    Shareholder Servicing Fees Payable                                     (534)
    Other Assets and Liabilities, Net                                     2,010
                                                                     ----------

    TOTAL OTHER ASSETS AND LIABILITIES-- (0.2)%                          (4,887)
                                                                     ----------
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
    Portfolio Shares of Institutional Class
        (unlimited authorization -- no par value)
        based on 184,443 outstanding shares of beneficial interest   $1,834,009
    Portfolio Shares of Advisor Class
        (unlimited authorization -- no par value)
        based on 16,296 outstanding shares of beneficial interest       165,005
    Distributions in excess of net investment income                    (32,303)
    Accumulated net realized gain on investments                        150,506
    Net unrealized appreciation on investments                          163,958
                                                                     ----------
    TOTAL NET ASSETS -- 100.0%                                        2,281,175
                                                                     ==========
    Net Asset Value, Offering and Redemption Price
        Per Share -- Institutional Class
        ($2,096,438 / 184,443 shares)                                    $11.37
                                                                         ======
    Net Asset Value, Offering and Redemption Price
        Per Share -- Advisor Class
        ($184,737 / 16,296 shares)                                       $11.34
                                                                         ======
    Maximum Offering Price Per Share --
        Advisor Class ($11.34 / 94.25%**)                                $12.03
                                                                         ======

  *     NON-INCOME PRODUCING SECURITY.
 ** FOR A DESCRIPTION OF THE FRONT-END SALES CHARGE, PLEASE SEE THE FUND'S CURRENT PROSPECTUS.
ADR  -- AMERICAN DEPOSITARY RECEIPT
CL   -- CLASS
    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND


STATEMENT OF OPERATIONS

                                                                    FOR THE
                                                                SIX-MONTH PERIOD
                                                                      ENDED
                                                                  APRIL 30, 2004
                                                                   (UNAUDITED)
                                                                ---------------
INVESTMENT INCOME:
Dividends                                                              $  7,167
Interest                                                                    110
Less: Foreign Taxes Withheld                                                (61)
                                                                       --------
      TOTAL INCOME                                                        7,216
                                                                       --------

EXPENSES:
Administration Fees                                                      65,888
Investment Advisory Fees                                                  8,603
Trustees' Fees                                                            2,543
Shareholder Servicing Fees (1)                                              223
Transfer Agent Fees                                                      14,741
Professional Fees                                                        10,865
Printing Fees                                                             6,416
Registration and Filing Fees                                                184
Custody Fees                                                                 44
Insurance and Other Fees                                                  1,093
                                                                       --------
     TOTAL EXPENSES                                                     110,600
                                                                       --------
Less:
Investment Advisory Fees Waived                                          (8,603)
Reimbursement from Investment Adviser                                   (89,654)
Directed Brokerage (2)                                                     (647)
                                                                       --------
      NET EXPENSES                                                       11,696
                                                                       --------
NET INVESTMENT LOSS                                                      (4,480)
                                                                       --------
NET REALIZED GAIN ON INVESTMENTS                                        151,680
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS                    (81,867)
                                                                       --------
TOTAL NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                    69,813
                                                                       --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ 65,333
                                                                       ========

(1) SHAREHOLDER SERVICING FEES CHARGED TO ADVISOR SHARES. SEE NOTE 4 IN THE NOTES TO FINANCIAL STATEMENTS.
(2) SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND


STATEMENT OF CHANGES IN NET ASSETS

                                                                                    FOR THE SIX-
                                                                                    MONTH PERIOD         FOR THE
                                                                                       ENDED           PERIOD ENDED
                                                                                   APRIL 30, 2004        OCTOBER
                                                                                    (UNAUDITED)         31, 2003*
                                                                                   --------------      -----------
OPERATIONS:
    Net Investment Loss                                                              $   (4,480)        $   (3,151)
    Net Realized Gain on Investments                                                    151,680             83,690
    Net Change in Unrealized Appreciation (Depreciation) on Investments                 (81,867)           245,825
                                                                                     ----------         ----------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              65,333            326,364
                                                                                     ----------         ----------
DIVIDENDS AND DISTRIBUTIONS:
    Dividends from Net Investment Income:
       Institutional Class                                                              (23,185)               (48)
       Advisor Class                                                                     (1,389)               (50)

    Distributions from Net Realized Gains:
       Institutional Class                                                              (78,995)                 --
       Advisor Class                                                                     (5,869)                 --
                                                                                     ----------         ----------
       TOTAL DIVIDENDS AND DISTRIBUTIONS                                               (109,438)               (98)
                                                                                     ----------         ----------
CAPITAL SHARE TRANSACTIONS (1):
     INSTITUTIONAL CLASS:
     Issued                                                                             128,735          2,081,725
     In Lieu of Dividends                                                                 5,816                 48
     Redeemed                                                                           (50,100)          (332,215)
                                                                                     ----------         ----------
       NET INSTITUTIONAL CLASS CAPITAL SHARE TRANSACTIONS                                84,451          1,749,558
                                                                                     ----------         ----------
     ADVISOR CLASS:
     Issued                                                                              29,526            128,481
     In Lieu of Dividends                                                                 7,258                 50
     Redeemed                                                                              (210)              (100)
                                                                                     ----------         ----------
       NET ADVISOR CLASS CAPITAL SHARE TRANSACTIONS                                      36,574            128,431
                                                                                     ----------         ----------
       INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                           121,025          1,877,989
                                                                                     ----------         ----------
       TOTAL INCREASE IN NET ASSETS                                                      76,920          2,204,255
                                                                                     ----------         ----------
NET ASSETS:
     Beginning of Period                                                              2,204,255                 --
                                                                                     ----------         ----------
     End of Period (2)                                                               $2,281,175         $2,204,255
                                                                                     ==========         ==========

  * THE FUND COMMENCED OPERATIONS ON NOVEMBER 1, 2002.
(1) SEE NOTE 7 IN THE NOTES TO FINANCIAL STATEMENTS.
(2) INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF $32,303 AND $3,249, RESPECTIVELY.
AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKINLEY CAPITAL LARGE CAP
                                                      GROWTH FUND


FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

                                                                NOVEMBER 1, 2003 TO          NOVEMBER 1, 2002*** TO
                                                                  APRIL 30, 2004*                OCTOBER 31, 2003
                                                           -------------------------       -------------------------
                                                           INSTITUTIONAL     ADVISOR       INSTITUTIONAL     ADVISOR
                                                               CLASS          CLASS            CLASS          CLASS
                                                           -------------     -------       -------------     ------
Net Asset Value, Beginning of Period                          $ 11.59        $ 11.56          $ 10.00        $ 10.00
                                                              -------        -------          -------        -------

INCOME FROM OPERATIONS:
Net Investment Loss                                             (0.02)++       (0.04)++         (0.02)         (0.04)
Net Realized and Unrealized Gain                                 0.38++         0.38++           1.61           1.60
                                                              -------        -------          -------        -------
     Total from Operations                                       0.36           0.34             1.59           1.56
                                                              -------        -------          -------        -------

DIVIDENDS AND DISTRIBUTIONS:
Dividends from Net Investment Income                            (0.13)         (0.11)             -- **          --  **
Distributions from Net Realized Gains                           (0.45)         (0.45)             --             --
                                                              -------        -------          -------        -------
     Total Dividends and Distributions                          (0.58)         (0.56)              -- **          --  **
                                                              -------        -------          -------        -------

Net Asset Value, End of Period                                $ 11.37        $ 11.34          $ 11.59        $ 11.56
                                                              =======        =======          =======        =======

   TOTAL RETURN+                                                 3.33%          3.10%           15.96%         15.66%
                                                              =======        =======          =======        =======

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $ 2,096        $   185          $ 2,054        $   150
Ratio of Expenses to Average Net Assets                          1.00%          1.25%            1.00%          1.50%
Ratio of Expenses to Average Net Assets                          1.06%          1.31%            1.16%          1.41%
       (Excluding Directed Brokerage)
Ratio of Expenses to Average Net Assets                          9.63%          9.88%           18.45%         52.04%
       (Excluding Directed Brokerage/Fee
       Waivers and Reimbursements)
Ratio of Net Investment Loss to Average Net Assets              (0.37)%        (0.62)%          (0.24)%        (0.36)%
Portfolio Turnover Rate                                            67%            67%             155%           155%

  * FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
 ** AMOUNT ROUNDS TO LESS THAN $0.01 PER SHARE.
*** COMMENCEMENT OF OPERATIONS. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
  + TOTAL RETURN IS FOR THE PERIOD AND HAS NOT BEEN ANNUALIZED. RETURNS WOULD
    HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES REIMBURSED BY THE ADVISER DURING THE PERIODS INDICATED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      MCKINLEY CAPITAL LARGE CAP
                                                     GROWTH FUND

                                                     APRIL 30, 2004 (UNAUDITED)
NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the McKinley Capital Large Cap Growth Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

McKinley Capital Large Cap Growth Fund commenced operations on November 1, 2002.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

         USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities that are quoted on a national market system are valued at the official closing price. Securities for which prices are not available, of which there are none at April 30, 2004, will be valued at fair value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees.

         SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

         CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

         EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a fund or share class are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

         DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

         DIRECTED BROKERAGE -- The Fund may direct certain investment trades to brokers who pay a portion of the commissions for those trades to the Fund. The commissions paid are used to offset a portion of the total annual operating expenses of the Fund after expense waivers. During the period ended April 30, 2004, the Fund's expenses were reduced by $647 under this arrangement.

3.  TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Fund Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.  ADMINISTRATION,  DISTRIBUTION,  SHAREHOLDER  SERVICING  AND TRANSFER  AGENCY
    AGREEMENTS:

The Fund and the Administrator, are parties to an Administration Agreement under which the Administrator provides management and administration services to the Fund. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% for the first $250 million in assets, 0.125% for the next $250 million in assets, 0.10% for all assets greater than $500 million. The minimum fee is $132,500 for two classes of shares, and $125,000 for a single class of shares. The fee shall be increased $50,000 for each fund created and the minimum fee shall be increased $15,000 for each new class added to the Fund.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Trust has adopted a Shareholder Service Plan (the "Plan"). Under the Plan, service providers that enter into agreements with the Trust may receive up to 0.25% of the Fund's average net assets attributable to Advisor Shares.

Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a Transfer Agency Agreement.

5.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an Investment Advisory Agreement, McKinley Capital Management, Inc. (the "Adviser") provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.75% of average daily net assets. The Adviser has voluntarily agreed to waive fees and reimburse Fund expenses to limit the Fund's expenses to 1.00% and 1.25% of the average daily net assets of the Institutional Class and Advisor Class, respectively.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6.   INVESTMENT TRANSACTIONS:

For the period ended April 30, 2004, the Fund made purchases of $1,521,238 and sales of $1,526,785 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7.   SHARE TRANSACTIONS:

Share transactions for the Fund were as follows:


                                                   FOR THE
                                                  SIX-MONTH        FOR THE
                                                PERIOD ENDED     PERIOD ENDED
                                               APRIL 30, 2004      OCTOBER
                                                 (UNAUDITED)      31, 2003*
                                               ----------------  -------------
            INSTITUTIONAL CLASS:
       Issued                                       10,943          207,110
       In Lieu of Dividends                            534                5
       Redeemed                                     (4,312)         (29,837)
                                                   -------         --------
       TOTAL INSTITUTIONAL CLASS SHARES              7,165          177,278
                                                   -------         --------

            ADVISOR CLASS:
       Issued                                        2,645           12,974
       In Lieu of Dividends                            682                5
       Redeemed                                         --              (10)
                                                   -------         --------
       TOTAL ADVISOR CLASS SHARES                    3,327           12,969
                                                   -------         --------

       NET INCREASE IN SHARES OUTSTANDING
            FROM SHARE TRANSACTIONS                 10,492          190,247
                                                   =======         ========

     *  THE FUND COMMENCED OPERATIONS ON NOVEMBER 1, 2002.
        THE AMOUNT DESIGNATED AS "--"  IS 0.

8.  FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments.

Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the period ended October 31, 2003, was all ordinary income.

As of October 31, 2003, the components of Distributable Earnings were as follows:

        Undistributed Ordinary Income          $105,800
        Unrealized Appreciation                 244,663
        Other Temporary Differences             (24,197)
                                               --------
        Total Distributable Earnings           $326,266
                                               ========

At April 30, 2004, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was the same as amounts reported for financial reporting purposes for the Fund. Aggregate gross unrealized appreciation and aggregate gross unrealized depreciation were $244,937 and $80,979, respectively.

9.  SUBSEQUENT EVENT

The Board of Trustees of the Trust approved a plan of liquidation of the Fund at a board meeting held on May 18, 2004, and the fund liquidated and closed on May 31, 2004.

10.  OTHER

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                     MCKINLEY CAPITAL LARGE CAP GROWTH FUND
                                  P.O. Box 446
                               Portland, ME 04112
                                 1-866-686-2546

                                    ADVISER:
                       McKinley Capital Management, Inc.
                            3301 C Street, Suite 500
                            Anchorage, Alaska 99503

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Fund described.










MCK-AR-001-0200

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ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

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(b) Officer certifications as required by Rule 30a-2(b) under the Investment
Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


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                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 6/25/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 6/25/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 6/25/04
* Print the name and title of each signing officer under his or her signature.